Discontinued operations (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Interest income	$ 568	$ 627	$ 377
Equity-based compensation of Novartis equity plans	$ (1,307)	(1,142)	(982)
Discontinued operations [member]
Statement [line items]
Interest income		2	2
Equity-based compensation of Novartis equity plans		(60)	(66)
Property, plant and equipment [member] | Discontinued operations [member]
Statement [line items]
Depreciation charge		(144)	(196)
Impairment charge		(5)	(3)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment		1	3
Right-of-use assets [member] | Discontinued operations [member]
Statement [line items]
Depreciation charge		(32)	(33)
Impairment loss recognised in profit or loss, right of use assets		(8)
Intangible assets other than goodwill [member] | Discontinued operations [member]
Statement [line items]
Amortization charge		(171)	(222)
Impairment charge		(44)	(25)
Restructuring provision [member] | Discontinued operations [member]
Statement [line items]
Additions to restructuring provisions		$ (27)	$ (40)